Lease Liabilities (Summary of Lease Liabilities) (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Current portion of lease liabilities	$ 346	$ 356
Lease liabilities - non-current	937	999
Lease Liabilities	$ 1,283	$ 1,355
Long-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Borrowings, interest rate	4.60%
Short-term debt [Member]
Disclosure of reconciliation of liabilities arising from financing activities [Line Items]
Borrowings, interest rate	5.10%